Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss $ in Thousands, ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Income Statement [Abstract]
Net revenue	$ 864	$ 7,117	$ 11,995	$ 37,333
Cost of revenues	(1,549)	(8,265)	(9,327)	(49,014)
Gross profit (loss)	(685)	(1,148)	2,668	(11,681)
Operating expenses:
General and administrative expenses	(5,324)	(12,850)	(90,956)	(168,971)	(23,590)
Selling expenses	(315)	(865)	(2,609)	(6,908)	(1,557)
Research and development expenses	(34)	(2,133)	(4,479)	(24,434)	(15,900)
Total operating expenses	(5,673)	(15,848)	(98,044)	(200,313)	(41,047)
loss from operations	(6,358)	(16,996)	(95,376)	(211,994)	(41,047)
Interest expenses, net			(2,691)	(3,248)	(37)
Impairment of property and equipment				(3,183)
Loss of impairment on investments	(606)		(15,918)		(2,959)
Investment loss					(13)
Other loss, net:
Other income (expenses), net	6,603	(557)	(22,840)	(18,482)	267
Interest income, net	(2,551)	21
Financial expenses		(15,000)	(36,137)	(30,000)	(4,216)
Changes in fair value of derivative warrant liabilities	(45)	(153)	236	212	(238)
Total other income (loss)	4,007	(15,689)	(77,350)	(54,701)	(7,196)
Loss before income tax provision	(2,351)	(32,685)	(172,726)	(266,695)	(48,243)
Income tax provision
Net loss	(2,351)	(32,685)	(172,726)	(266,695)	(48,243)
Less: Net loss contributed to noncontrolling interests from continuing operations	(115)	(479)	(191)	(1,401)	(538)
Net loss attributable to shareholders	(2,236)	(32,206)	(172,535)	(265,294)	(47,705)
Other comprehensive loss
Foreign currency translation gain (loss)	(297)	(342)	225	(1,545)	7,635
Total comprehensive loss	$ (2,648)	$ (33,027)	$ (172,501)	$ (268,240)	$ (40,608)
Loss per ordinary share attributable to shareholders
Basic (in Dollars per share) | $ / shares	$ (0.01)	$ (0.11)	$ (0.59)	$ (0.92)	$ (0.19)
Diluted (in Dollars per share) | $ / shares	$ (0.01)	$ (0.11)	$ (0.59)	$ (0.92)	$ (0.19)
Weighted average number of ordinary shares outstanding
Basic (in Shares) | shares	292,199,693	292,199,693	292,199,693	286,806,791	245,883,447
Diluted (in Shares) | shares	292,199,693	292,199,693	292,199,693	286,806,791	245,883,447